Equity Plans	12 Months Ended
Dec. 31, 2022
Share-based Payment Arrangement [Abstract]
Equity Plans
16. EQUITY PLANS
2013 Equity Incentive Plan
In 2013, the Company adopted the 2013 Plan which provides for the grant of qualified incentive stock options (“ISO”) and nonqualified stock options (“NSO”), restricted stock, restricted stock units (“RSU”) or other awards to the Company’s employees, officers, directors, advisors, and outside consultants. After the Closing Date and consummation of the Business Combination effective March 2, 2022, no additional awards were issued under the 2013 Plan. Awards outstanding under the 2013 Plan will continue to be governed by such plan; however, the Company will not grant any further awards under the 2013 Plan.
2022 Equity Incentive Plan
In connection with the Business Combination (Note 3), the shareholders approved the Rigetti Computing, Inc. 2022 Equity Incentive Plan (the “2022 Plan”) in February, 2022, which became effective immediately upon the Closing Date. The 2022 Plan provides for the grant of ISOs, NSOs, stock appreciation rights, restricted stock awards (“RSA”), restricted stock unit awards, performance awards and other forms of awards to employees, directors, and consultants, including employees and consultants of the Company’s affiliates. The aggregate number of shares of common stock reserved for issuance under the 2022 Plan is 18,332,215 shares as of December 31, 2022. As of December 31, 2022, 4,748,116 shares were available for future issuance under the 2022 Plan. The number of shares reserved for issuance under the 2022 Plan will automatically increase on January 1st of each year for a period of nine years commencing on January 1, 2023 and ending on (and including) January 1, 2032, in an amount equal to 5% of the common stock of all classes outstanding on December 31 of the preceding year; provided, however, that the board of directors of the Company may act prior to January 1st of a given year to provide that the increase for such year will be a lesser number of shares of Common Stock.
Stock Options
A summary of activity related to stock option is summarized as below:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Contractual Life (in years)	Aggregate Intrinsic Value
Outstanding—December 31, 2021	11,468,275	$0.36
Granted	1,750,000	$0.96
Exercised	(2,768,568)	$0.27
Forfeited and expired	(1,603,804)	$0.27

Outstanding—December 31, 202 2	8,845,903	$0.38	7.2	$3,103

Exercisable—December 31, 2022	5,464,027	$0.40	7.2	$1,780

On December 12, 2022 the Company granted to the CEO an equity award (“CEO award”) under its 2022 Plan that consisted of options to purchase a total of 1,750,000 shares of its common stock with an exercise price of $0.96 per share. Of the total stock options granted to the CEO, 1,250,000 have time-based vesting over 3 years and the remaining 500,000 have market-based vesting conditions. Compensation expense for the CEO award for the year ending December 31, 2022 was insignificant.
The weighted-average grant date fair value of options granted during the twelve months ended December 31, 2022 and 11 months ended December 31, 2021 was $0.81 and $3.43 respectively. The total intrinsic value of options exercised during the twelve months ended December 31, 2022 and 11 months ended December 31, 2021 is $9.9 million and $5.7 million, respectively.
As of December 31, 2022, there was $2.4 million of unrecognized compensation cost related to non-vested
stock options granted under the 2013 and 2022 Plan, which is expected to be recognized over a weighted-average period o
f approximately 1.96 years.

Restricted Stock Units
A summary of activity related to RSUs is summarized as below:

	RSUs	Weighted Average Fair Value Per Share
Non-vested shares at December 31, 2021	5,388,455	$3.93
Granted	17,782,607	$4.92
Vested	(7,007,789)	$4.99
Forfeited	(4,830,682)	$5.03

Non-vested shares at December 31, 2022	11,332,591	$4.36

On March 2, 2022, the performance condition of all outstanding RSUs was met due to the closing of the Business Combination. As a result, the Company recorded a cumulative catch-up
compensation expense for the vesting period that was satisfied as of March 2, 2022 and continues amortizing compensation expenses for unvested RSUs over their remaining vesting period.
Total fair value of the RSUs vested during the twelve months ending December 31, 2022 and 11 months ended December 31, 2021 was $35.0 million and $0 respectively.
Stock-based compensation
expense related to RSUs granted to employees was $
42.7
 million and $
0
for the twelve months ended December 31, 2022 and 11 months ended December 31, 2021, respectively. As of

December 31, 2022, the unrecognized compensation expense related to unvested RSUs was approximately $
41.9
 million which is expected to be recognized over a weighted-average period of approximately
2.85
years.

Restricted Stock Awards
During the twelve months ended December 31, 2022, 120,000 restricted stock awards (“RSAs”) were issued and vested immediately on the grant date as part of transaction bonuses in recognition of efforts in connection with the Business Combination. The total compensation expense related to RSAs was $0.6 million for the twelve months ended December 31, 2022.
The table below summarizes the total stock-based compensation expenses for the year ended December 31, 2022 and 11 months ended December 31, 2021:

	Year Ended December 31, 2022	11 Months Ended December 31, 2021

Research and development	$14,092	$975
Selling and marketing expenses	2,109	106
General and administrative expenses	28,611	684

Total stock-based compensation expenses	$44,812	$1,765

Fair Value of Common Stock and Options
The fair value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model that uses the assumptions noted in the table below. Expected volatility for the Company’s Common Stock was determined based on an average of the historical volatility of a peer group of similar public companies. The expected term of options granted was calculated using the simplified method, which represents the average of the contractual term of the option and the weighted-average vesting period of the option. The Company uses the simplified method because it does not have sufficient historical option exercise data to provide a reasonable basis upon which to estimate expected term. The assumed dividend yield is based upon the Company’s expectation of not paying dividends in the foreseeable future. The risk-free rate is based upon the U.S. Treasury yield curve in effect at the time of grant for the period equivalent to the expected life of the option.
In determining the exercise prices for options granted, the Company’s board of directors has considered the fair value of the Common Stock as of the grant date. Before the Company’s common stock was publicly traded, the fair value of the Common Stock has been determined by the board of directors at each award grant date based upon a variety of factors, including the results obtained from an independent third-party valuation, the Company’s financial position and historical financial performance, the status of technological developments within the Company’s products, the composition and ability of the current engineering and management team, an evaluation or benchmark of the Company’s competition, the current business climate in the marketplace, the illiquid nature of the Common Stock, arm’s-length
sales of the Company’s capital stock (including redeemable convertible preferred stock), the effect of the rights and preferences of the preferred shareholders, and the prospects of a liquidity event, among others.
Stock options issued in 2022, including the options that are based on market conditions, did not have significant impact on the stock-based compensation expense during the year ended December 31, 2022. The range of assumptions used in the Black-Scholes option-pricing model for time based options issued to employees and in Monte Carlo simulation model for market based options during the 12 months ended December 31, 2022 and 11 months ended December 31, 2021 are as follows:

	12 Months ended December 31, 2022		11 Months ended December 31, 2021
	Time based vesting awards	Market based vesting awards

Expected volatility	150%	150%	46.8%
Weighted-average risk-free interest rate	3.77%	3.76%	1.07%
Expected dividend yield	0%	0%	0%
Expected term (in years)	5.85	5.0	6.1 years
Exercise price/Stock price	$0.96	$0.96	$0.21